UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22789

Morgan Stanley AIP Series Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York			10036
(Address of principal executive offices)			(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	March 31,

Date of reporting period:	March 31, 2016

Item 1 - Report to Shareholders

ALTERNATIVE INVESTMENT PARTNERS

AIP Series Trust

AIP Dynamic Alternative Strategies Fund

Annual Report

March 31, 2016

AIP Series Trust

Annual Report — March 31, 2016

Table of Contents

Shareholders' Letter	2
Expense Example	3
Investment Overview	4
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	18
Report of Independent Registered Public Accounting Firm	27
Federal Tax Notice	28
U.S. Privacy Policy	29
Trustee and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by the prospectus of the AIP Series Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectus carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

AIP Series Trust

Annual Report — March 31, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Annual report, in which you will learn how your investment in AIP Dynamic Alternative Strategies Fund (the "Fund") performed during the latest twelve-month period.

Morgan Stanley AIP GP LP is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley AIP GP LP, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2016

AIP Series Trust

Annual Report — March 31, 2016

Expense Example (unaudited)

AIP Dynamic Alternative Strategies Fund

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including sales charges (loads); and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/15	Actual Ending Account Value 3/31/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
AIP Dynamic Alternative Strategies Fund Class A	$1,000.00	$990.10	$1,017.55	$7.41	$7.52	1.49%
AIP Dynamic Alternative Strategies Fund Class C	1,000.00	986.10	1,013.80	11.12	11.28	2.24
AIP Dynamic Alternative Strategies Fund Class I	1,000.00	992.20	1,019.20	5.78	5.86	1.16
AIP Dynamic Alternative Strategies Fund Class IS	1,000.00	992.30	1,019.30	5.68	5.76	1.14

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized.

AIP Series Trust

Annual Report — March 31, 2016

Investment Overview (unaudited)

AIP Dynamic Alternative Strategies Fund

Performance

For the fiscal year ended March 31, 2016, the Fund's Class I shares had a total return based on net asset value and reinvestment of distributions per share of –4.59%, net of fees. The Fund's Class I shares underperformed both the Fund's benchmarks, the Citigroup 3-Month U.S. Treasury Bill Index (the "Index"), which returned 0.08%, and the Customized Allocation Index (comprised of 30% S&P 500® Total Return Index and 70% Barclays U.S. Aggregate Total Return Index), which returned 2.12%.

Factors Affecting Performance

•  Both the overall investment environment and the Fund's performance were driven mainly by the slowdown in global growth, which was initiated by the slowdown in China, and speculation over the monetary policies of the world's main central banks. China, Europe and Japan continued to ease monetary conditions, while the U.S. Federal Reserve began to transition to a tightening cycle, the timing and pace of which were uncertain. Commodities heavily sold off over the period with the collapse in oil prices, and bonds fared better than equities. In addition, particular sector-specific events in the U.S. health care and energy sectors also affected performance.

•  Hedge funds suffered during the period. Although they demonstrated capital preservation and volatility-dampening characteristics in months that traditional markets were largely down, they did not capture as much of the upside as we would've expected, especially in months with significant whipsawing such as October and March. Further, a high concentration of stock trading by the hedge fund community, particularly within the health care and biotechnology sectors, dragged on hedge funds' returns, as the stocks in these crowded trades recorded double-digit losses in the third quarter of 2015. Health care stocks were pressured by the broader market pull-back, and fears of legislation targeting drug pricing deepened losses. Consequently, the Fund's selection alpha strategies, particularly the long-biased strategy, and alternative mutual funds detracted from the Fund's performance.

•  Commodities were the worst-performing asset class for the period with only the precious metals complex posting positive performance. Energy led the charge lower as concerns over Iranian oil supply and continued inventory builds in the U.S. pushed crude oil below $30 for the first time in 12 years. A rebound in February and March driven largely by talks about potential production freezes was insufficient to offset the prior decline. Frontier equities, which are heavily influenced by commodity prices, and U.S. high yield bonds, which comprise a large percentage of energy issuance, also declined over the period.

•  For the period, small caps lagged their large-cap counterparts as investors reacted to global growth fears. The Fund's listed private equity strategy, which is focused on business development companies (BDCs) and highly exposed to small-cap stocks, dampened returns.

•  Equities were mostly flat but experienced high volatility. As part of our investment mandate, we seek to manage market exposure so that the Fund provides meaningful diversification benefits when added to a portfolio of equities and bonds. We specifically seek low beta (a measure of sensitivity to market movements) to equities to protect against substantial market corrections. The Fund dynamically manages the overall beta of the portfolio to target an average beta of 0.35. Beta management is done through the use of futures and swaps for hedging purposes. Over the reporting period, this strategy was the largest positive contributor to performance and among the few that added to returns.

•  Finally, accommodative monetary policies abroad and deferred expectations for the next rise in U.S. interest rates supported interest-rate sensitive asset classes, including the Fund's real estate investment trust and listed infrastructure allocations.

Management Strategies

•  Within the selection alpha and alternative mutual funds strategies, the long-biased strategy and long/short equity managers are the largest positions. Despite the recent market rebound and respite in volatility, we anticipate a return to heightened volatility and increased equity market dispersion. Historically, security selection strategies, such as our long-biased strategy and long/short managers, have

AIP Series Trust

Annual Report — March 31, 2016

Investment Overview (unaudited) (cont'd)

AIP Dynamic Alternative Strategies Fund

done well during such environments. As such, we maintained the allocations to our alpha-oriented strategies and the alternative mutual fund allocations.

•  Within the systematic alpha strategy, small-cap premium remains the largest position. Over the last two months, small-cap stocks outperformed their large-cap counterparts, and we anticipate further convergence in the small-cap performance gap. We believe as the U.S. economy continues on an expansionary path, albeit at a slower pace, and large-cap stocks reach higher valuations, small caps could become more attractive.

•  Within non-traditional market exposure, the Fund's two largest positions are listed private equity and high yield. We believe listed private equity could benefit from implicit small-cap exposure through BDCs, which offer liquid exposure to private small and medium-sized companies. High yield spreads remain wide and potentially have further room to compress, in our opinion, if oil remains stable, the economy continues to grow, and the Fed maintains a slow rate cycle.

*  Minimum Investment for Class I shares.

**  Commenced Operations on April 30, 2013.

In accordance with SEC regulations, the Fund's performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Class A, Class C and Class IS shares will vary from the Class I shares and will be impacted accordingly by additional fees assessed to those classes (if applicable).

Performance Compared to the Citigroup 3-Month U.S. T-Bill Index(1) and the Customized Allocation Index (comprised of 30% S&P 500® Total Return Index and 70% Barclays US Aggregate Total Return Index)(2) and Lipper Absolute Return Funds Index(3)

	Period Ended March 31, 2016 Total Returns(4)
		Average Annual
	One Year	Five Years	Ten Years	Since Inception(6)
Class A Shares w/o sales charges(5)	–4.90%	—	—	–1.66%
Class A Shares with maximum sales charges(5)	–10.14	—	—	–3.54
Class C Shares w/o sales charges(5)	–5.62	—	—	–2.43
Class C Shares with maximum sales charges(5)	–6.56	—	—	–2.43
Class I Shares w/o sales charges(5)	–4.59	—	—	–1.35
Class IS Shares w/o sales charges(5)	–4.58	—	—	–1.30
Citigroup 3-Month U.S. T-Bill Index	0.08	—	—	0.05
Customized Allocation Index	2.12	—	—	5.06
Lipper Absolute Return Funds Index	–4.31	—	—	–0.18

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

(1)  The Citigroup 3-Month U.S. Treasury Bill Index tracks the performance of U.S. Treasury bills with a remaining maturity of three months. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  The Customized Allocation Index is comprised of 30% S&P 500® Total Return Index (benchmark that measures the US equity market performance) and 70% Barclays US Aggregate Total Return Index (benchmark that provides a broadbased measure of the global investment grade fixed-rate debt markets). The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3)  Lipper Absolute Return Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Absolute Return Funds Index classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Fund is in the Lipper Absolute Return Funds classification.

(4)  Total returns for the Fund reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower.

(5)  Commenced operations on April 30, 2013.

(6)  For comparative purposes, since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Indexes.

AIP Series Trust

Annual Report — March 31, 2016

Portfolio of Investments

AIP Dynamic Alternative Strategies Fund

	Shares	Value (000)
Common Stocks (33.5%)
Aerospace & Defense (1.8%)
BWX Technologies, Inc.	2,698	$91
Spirit AeroSystems Holdings, Inc., Class A (a)	2,911	132
TransDigm Group, Inc. (a)	409	90
		313
Airlines (1.3%)
Delta Air Lines, Inc.	1,555	76
Southwest Airlines Co.	1,353	60
United Continental Holdings, Inc. (a)	1,381	83
		219
Banks (1.5%)
Investors Bancorp, Inc.	7,359	86
JPMorgan Chase & Co.	801	47
Wells Fargo & Co.	2,763	134
		267
Beverages (0.2%)
Constellation Brands, Inc., Class A	271	41
Biotechnology (0.3%)
Gilead Sciences, Inc.	464	43
Capital Markets (10.1%)
American Capital Ltd. BDC (a)	10,201	155
American Capital Senior Floating Ltd. BDC	844	9
Apollo Investment Corp. BDC	12,748	71
Ares Capital Corp. BDC	13,429	199
Bank of New York Mellon Corp. (The)	6,387	235
BlackRock Capital Investment Corp. BDC	4,478	42
Capital Southwest Corp. BDC	732	10
Capitala Finance Corp. BDC	746	9
Fidus Investment Corp. BDC	636	10
Fifth Street Finance Corp. BDC	12,144	61
Fifth Street Senior Floating Rate Corp. BDC	2,204	18
FS Investment Corp. BDC	11,037	101
Garrison Capital, Inc. BDC	613	7
Gladstone Capital Corp. BDC	1,905	14
Gladstone Investment Corp. BDC	2,470	17
Goldman Sachs BDC, Inc. BDC	1,175	23
Golub Capital BDC, Inc. BDC	2,273	39
Hercules Capital, Inc. BDC	4,517	54
Horizon Technology Finance Corp. BDC	678	8
KCAP Financial, Inc. BDC	1,506	5
Main Street Capital Corp. BDC	3,466	109
Medallion Financial Corp. BDC	1,156	11
Medley Capital Corp. BDC	6,617	44
Monroe Capital Corp. BDC	667	9
MVC Capital, Inc. BDC	663	5
New Mountain Finance Corp. BDC	5,880	74
Newtek Business Services Corp. BDC	1,402	18
PennantPark Floating Rate Capital Ltd. BDC	1,515	18
PennantPark Investment Corp. BDC	5,050	31
Prospect Capital Corp. BDC	19,591	142
	Shares	Value (000)
Solar Capital Ltd. BDC	2,247	$39
Solar Senior Capital Ltd. BDC	369	5
Stellus Capital Investment Corp. BDC	665	7
TCP Capital Corp. BDC	2,507	37
THL Credit, Inc. BDC	1,206	13
TICC Capital Corp. BDC	3,128	15
TPG Specialty Lending, Inc. BDC	1,792	29
Triangle Capital Corp. BDC	1,974	41
WhiteHorse Finance, Inc. BDC	424	4
		1,738
Chemicals (1.0%)
Air Products & Chemicals, Inc.	1,253	180
Consumer Finance (0.3%)
Capital One Financial Corp.	680	47
Diversified Financial Services (0.6%)
Berkshire Hathaway, Inc., Class B (a)	342	49
McGraw Hill Financial, Inc.	520	51
		100
Diversified Telecommunication Services (0.1%)
SBA Communications Corp., Class A (a)	167	17
Electric Utilities (0.3%)
Eversource Energy	500	29
ITC Holdings Corp.	449	20
		49
Food & Staples Retailing (0.4%)
Costco Wholesale Corp.	455	72
Food Products (0.3%)
Mondelez International, Inc., Class A	1,456	58
Gas Utilities (0.5%)
AGL Resources, Inc.	12	1
Atmos Energy Corp.	16	1
Laclede Group, Inc. (The)	353	24
New Jersey Resources Corp.	64	2
Northwest Natural Gas Co.	194	10
ONE Gas, Inc.	521	32
Piedmont Natural Gas Co., Inc.	13	1
Southwest Gas Corp.	80	5
WGL Holdings, Inc.	52	4
		80
Health Care Equipment & Supplies (1.2%)
Baxter International, Inc.	3,649	150
DENTSPLY SIRONA, Inc.	873	54
		204
Hotels, Restaurants & Leisure (0.3%)
Aramark	1,600	53
Industrial Conglomerates (0.5%)
Roper Technologies, Inc.	429	78
Information Technology Services (2.1%)
FleetCor Technologies, Inc. (a)	357	53
Mastercard, Inc., Class A	1,544	146

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Annual Report — March 31, 2016

Portfolio of Investments (cont'd)

AIP Dynamic Alternative Strategies Fund

	Shares	Value (000)
Information Technology Services (cont'd)
PayPal Holdings, Inc. (a)	1,415	$55
Visa, Inc., Class A	1,504	115
		369
Internet & Catalog Retail (0.3%)
Priceline Group, Inc. (The) (a)	39	50
Internet Software & Services (0.3%)
Yahoo!, Inc. (a)	1,334	49
Machinery (0.4%)
Pentair PLC	1,220	66
Media (1.9%)
Charter Communications, Inc., Class A (a)	290	59
Comcast Corp., Class A	1,339	82
Liberty Global PLC Series C (a)	1,847	69
Time Warner Cable, Inc.	582	119
		329
Multi-Utilities (0.7%)
CenterPoint Energy, Inc.	899	19
Consolidated Edison, Inc.	395	30
NiSource, Inc.	240	6
NorthWestern Corp.	478	29
PG&E Corp.	445	27
Sempra Energy	107	11
		122
Oil, Gas & Consumable Fuels (0.7%)
Cheniere Energy, Inc. (a)	113	4
Columbia Pipeline Group, Inc.	24	1
Enbridge, Inc. (Canada)	376	15
Inter Pipeline Ltd. (Canada)	58	1
Kinder Morgan, Inc.	906	16
ONEOK, Inc.	284	8
Pembina Pipeline Corp.	1,180	32
Spectra Energy Corp.	826	25
Targa Resources Corp.	173	5
TransCanada Corp.	439	17
Williams Cos., Inc. (The)	256	4
		128
Pharmaceuticals (1.4%)
Allergan PLC (a)	168	45
Pfizer, Inc.	2,967	88
Teva Pharmaceutical Industries Ltd. ADR (Israel)	938	50
Zoetis, Inc.	1,363	61
		244
Real Estate Investment Trusts (REITs) (0.8%)
American Tower Corp. REIT	293	30
Crown Castle International Corp. REIT	487	42
Gaming and Leisure Properties, Inc. REIT	2,284	71
		143
Semiconductors & Semiconductor Equipment (0.7%)
Broadcom Ltd.	428	66
Xilinx, Inc.	1,223	58
		124
	Shares	Value (000)
Software (2.0%)
Autodesk, Inc. (a)	3,561	$208
CDK Global, Inc.	1,310	61
Ebix, Inc.	1,692	69
		338
Specialty Retail (0.9%)
O'Reilly Automotive, Inc. (a)	232	63
TJX Cos., Inc. (The)	1,136	89
		152
Water Utilities (0.6%)
American States Water Co.	436	17
American Water Works Co., Inc.	600	42
Aqua America, Inc.	827	26
California Water Service Group	535	14
		99
Total Common Stocks (Cost $5,628)		5,772
Investment Companies/Mutual Funds (57.3%)
AQR Managed Futures Strategy Fund	150,262	1,536
BlackRock High Yield Portfolio	198,546	1,420
Boston Partners Long/Short Research Fund	119,991	1,779
Burnham Financial Long/Short Fund	103,473	1,608
Deutsche Real Estate Securities Fund	20,206	452
Eaton Vance Floating-Rate Advantaged Fund	16,871	172
Franklin Convertible Securities Fund	71,837	1,232
HSBC Frontier Markets Fund	128,443	1,423
iShares JP Morgan USD Emerging Markets Bond ETF	1,612	178
TCW Emerging Markets Local Currency Income Fund	10,851	92
Total Investment Companies/Mutual Funds (Cost $10,314)		9,892
Short-Term Investment (6.5%)
Investment Company (6.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $1,127)	1,126,701	1,127
Total Investments (97.3%) (Cost $17,069) (b)(c)		16,791
Other Assets in Excess of Liabilities (2.7%)		467
Net Assets (100.0%)		$17,258

(a)  Non-income producing security.

(b)  Securities are available for collateral in connection with open futures contracts and swap agreements.

(c)  At March 31, 2016, the aggregate cost for Federal income tax purposes is approximately $17,211,000. The aggregate gross unrealized appreciation is approximately $539,000 and the aggregate gross unrealized depreciation is approximately $959,000 resulting in net unrealized depreciation of approximately $420,000.

ADR  American Depositary Receipt.

BDC  Business Development Company.

ETF  Exchange Traded Fund.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Annual Report — March 31, 2016

Portfolio of Investments (cont'd)

AIP Dynamic Alternative Strategies Fund

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
Russell 1000 Value	1	$97	Jun-16	$3
Short:
Russell 1000 Growth	1	(100)	Jun-16	(4)
S&P 500 E Mini Index	27	(2,770)	Jun-16	(23)
				$(24)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2016:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	AIP Custom Short Basket Index††	$338	3 Month USD LIBOR minus 0.30%	Pay	2/24/17	$(43)
Goldman Sachs International	AIP Custom Short Basket Index††	60	3 Month USD LIBOR minus 0.30%	Pay	2/24/17	(2)
Bank of America NA	Bloomberg Commodity Index	264	3 Month USD LIBOR	Receive	5/3/16	(— @)
Barclays Bank PLC	Russell 2000 Net Index	796	3 Month USD LIBOR minus 0.70%	Receive	1/26/17	74
Bank of America NA	U.S. Mean Reversion	417	3 Month USD LIBOR plus 0.85%	Receive	4/5/17	—
						$29

††  See table below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with AIP Custom Short Basket Index as of March 31, 2016.

Security Description	Index Weight
AIP Custom Short Basket Index
Achillion Pharmaceuticals, Inc.	3.35%
Arena Pharmaceuticals, Inc.	3.37
CIT Group, Inc.	3.09
Cray, Inc.	2.82
El Paso Electric Co.	3.21
EMC Corp.	2.99
Enbridge, Inc.	3.29
Endo International PLC	1.50
Finish Line, Inc. (The)	3.17
Generac Holdings, Inc.	3.20
Grupo Financiero Galicia SA	2.78
Hawaiian Telcom Holdco, Inc.	2.99
IDACORP, Inc.	3.01
iKang Healthcare Group, Inc.	2.92
Illumina, Inc.	2.91
Security Description	Index Weight
Infosys Ltd.	3.24%
Innophos Holdings, Inc.	3.11
iRobot Corp.	3.28
Kinder Morgan, Inc.	2.92
Lincoln National Corp.	3.06
LinkedIn Corp.	2.89
Lions Gate Entertainment Corp.	2.93
MFA Financial, Inc.	2.92
POSCO	3.32
Pretium Resources, Inc.	3.11
Raytheon Co.	2.82
Sagent Pharmaceuticals, Inc.	2.25
Shutterstock, Inc.	3.25
Tata Motors Ltd.	3.55
Telekomunikasi Indonesia Persero Tbk PT	2.83
Tempur Sealy International, Inc.	3.06
Welltower, Inc.	3.44
Wesco Aircraft Holdings, Inc.	3.42
100.00%

@    Value is less than $500.

LIBOR  London Interbank Offered Rate.

USD  —  United States Dollar

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Annual Report — March 31, 2016

Portfolio of Investments (cont'd)

AIP Dynamic Alternative Strategies Fund

Portfolio Composition

Classification	Percentage of Total Investments
Investment Companies/Mutual Funds	58.9%
Other*	24.0
Capital Markets	10.4
Short-Term Investment	6.7
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include open long/short futures contracts with an underlying face amount of approximately $2,967,000 with net unrealized appreciation of approximately $24,000. Does not include open swap agreements with net unrealized appreciation of approximately $29,000.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Annual Report — March 31, 2016

AIP Dynamic Alternative Strategies Fund

Statement of Assets and Liabilities	March 31, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $15,942)	$15,664
Investment in Security of Affiliated Issuer, at Value (Cost $1,127)	1,127
Total Investments in Securities, at Value (Cost $17,069)	16,791
Foreign Currency, at Value (Cost $1)	1
Cash	292
Receivable for Variation Margin on Futures Contracts	134
Unrealized Appreciation on Swap Agreements	74
Dividends Receivable	27
Due from Adviser	26
Receivable for Swap Agreements Termination	10
Receivable from Affiliate	1
Other Assets	45
Total Assets	17,401
Liabilities:
Unrealized Depreciation on Swap Agreements	45
Payable for Investments Purchased	37
Payable for Professional Fees	22
Payable for Custodian Fees	17
Payable for Swap Agreements Termination	4
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Administration Fees	1
Other Liabilities	13
Total Liabilities	143
Net Assets	$17,258
Net Assets Consist Of:
Paid-in-Capital	$19,072
Distributions in Excess of Net Investment Income	(141)
Accumulated Net Realized Loss	(1,400)
Unrealized Appreciation (Depreciation) on:
Investments	(278)
Futures Contracts	(24)
Swap Agreements	29
Foreign Currency Translations	—	@
Net Assets	$17,258

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Annual Report — March 31, 2016

AIP Dynamic Alternative Strategies Fund

Statement of Assets and Liabilities (cont'd)	March 31, 2016 (000)
CLASS A:
Net Assets	$1,449
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	159,697
Net Asset Value, Redemption Price Per Share	$9.07
Maximum Sales Load	5.50%
Maximum Sales Charge	$0.53
Maximum Offering Price Per Share	$9.60
CLASS C:
Net Assets	$2,051
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	228,163
Net Asset Value, Offering and Redemption Price Per Share	$8.99
CLASS I:
Net Assets	$13,305
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	1,463,878
Net Asset Value, Offering and Redemption Price Per Share	$9.09
CLASS IS:
Net Assets	$453
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	49,758
Net Asset Value, Offering and Redemption Price Per Share	$9.10

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Annual Report — March 31, 2016

AIP Dynamic Alternative Strategies Fund

Statement of Operations	Year Ended March 31, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of foreign Taxes Withheld)	$569
Dividends from Security of Affiliated Issuer (Note G)	3
Total Investment Income	572
Expenses:
Professional Fees	120
Advisory Fees (Note B)	103
Custodian Fees (Note F)	68
Registration Fees	51
Shareholder Services Fees — Class A (Note D)	4
Distribution and Shareholder Services Fees — Class C (Note D)	24
Shareholder Reporting Fees	27
Administration Fees (Note C)	16
Pricing Fees	12
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class IS (Note E)	2
Sub Transfer Agency Fees — Class A	3
Sub Transfer Agency Fees — Class C	3
Sub Transfer Agency Fees — Class I	— @
Trustees' Fees and Expenses	1
Other Expenses	7
Total Expenses	447
Waiver of Advisory Fees (Note B)	(103)
Expenses Reimbursed by Adviser (Note B)	(77)
Reimbursement of Class Specific Expenses — Class A (Note B)	(3)
Reimbursement of Class Specific Expenses — Class C (Note B)	(2)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	259
Net Investment Income	313
Realized Gain (Loss):
Investments Sold	(1,376)
Capital Gain Distribution Received from Underlying Funds	206
Foreign Currency Forward Exchange Contracts	(9)
Foreign Currency Transactions	(2)
Futures Contracts	426
Swap Agreements	(61)
Net Realized Loss	(816)
Change in Unrealized Appreciation (Depreciation):
Investments	(459)
Foreign Currency Forward Exchange Contracts	1
Foreign Currency Translations	— @
Futures Contracts	(21)
Swap Agreements	(23)
Net Change in Unrealized Appreciation (Depreciation)	(502)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(1,318)
Net Decrease in Net Assets Resulting from Operations	$(1,005)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Annual Report — March 31, 2016

AIP Dynamic Alternative Strategies Fund

Statements of Changes in Net Assets	Year Ended March 31, 2016 (000)	Year Ended March 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$313	$388
Net Realized Gain (Loss)	(816)	88
Net Change in Unrealized Appreciation (Depreciation)	(502)	(346)
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,005)	130
Distributions from and/or in Excess of:
Class A:
Net Investment Income	(13)	(69)
Class C:
Net Investment Income	(6)	(46)
Class I:
Net Investment Income	(161)	(376)
Class IS:
Net Investment Income	(11)	(24)
Total Distributions	(191)	(515)
Capital Share Transactions:(1)
Class A:
Subscribed	23	583
Distributions Reinvested	12	67
Redeemed	(620)	(2,099)
Class C:
Subscribed	258	679
Distributions Reinvested	5	45
Redeemed	(500)	(1,039)
Class I:
Subscribed	265	2,686
Distributions Reinvested	56	153
Redeemed	(2,109)	(4,381)
Class IS:
Subscribed	69	480
Distributions Reinvested	10	22
Redeemed	(826)	(441)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(3,357)	(3,245)
Total Decrease in Net Assets	(4,553)	(3,630)
Net Assets:
Beginning of Period	21,811	25,441
End of Period (Including Distributions in Excess of Net Investment Income of $(141) and $(235)	$17,258	$21,811
(1) Capital Share Transactions:
Class A:
Shares Subscribed	3	60
Shares Issued on Distributions Reinvested	1	7
Shares Redeemed	(67)	(217)
Net Decrease in Class A Shares Outstanding	(63)	(150)
Class C:
Shares Subscribed	27	70
Shares Issued on Distributions Reinvested	1	5
Shares Redeemed	(55)	(108)
Net Decrease in Class C Shares Outstanding	(27)	(33)
Class I:
Shares Subscribed	29	276
Shares Issued on Distributions Reinvested	6	16
Shares Redeemed	(226)	(450)
Net Decrease in Class I Shares Outstanding	(191)	(158)
Class IS:
Shares Subscribed	8	50
Shares Issued on Distributions Reinvested	1	2
Shares Redeemed	(92)	(45)
Net Increase (Decrease) in Class IS Shares Outstanding	(83)	7

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Annual Report — March 31, 2016

Financial Highlights

AIP Dynamic Alternative Strategies Fund

	Class A
	Year Ended March 31,		Period from April 30, 2013^ to
Selected Per Share Data and Ratios	2016	2015	March 31, 2014
Net Asset Value, Beginning of Period	$9.62	$9.78	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.12	0.16	0.06
Net Realized and Unrealized Loss	(0.59)	(0.12)	(0.09)
Total from Investment Operations	(0.47)	0.04	(0.03)
Distributions from and/or in Excess of:
Net Investment Income	(0.08)	(0.20)	(0.14)
Paid-in-Capital	—	—	(0.05)
Total Distributions	(0.08)	(0.20)	(0.19)
Net Asset Value, End of Period	$9.07	$9.62	$9.78
Total Return++	(4.90)%	0.46%	(0.32	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,449	$2,141	$3,643
Ratio of Expenses to Average Net Assets (1)	1.50%+	1.47%+	1.50	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.23%+	1.59%+	0.69	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%§	0.00%§	0.00	%§*
Portfolio Turnover Rate	143%	187%	183	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.58%	2.09%	2.72	%*
Net Investment Income (Loss) to Average Net Assets	0.15%	0.97%	(0.53	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Annual Report — March 31, 2016

Financial Highlights

AIP Dynamic Alternative Strategies Fund

	Class C
	Year Ended March 31,		Period from April 30, 2013^ to
Selected Per Share Data and Ratios	2016	2015	March 31, 2014
Net Asset Value, Beginning of Period	$9.55	$9.73	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.07	0.08	0.01
Net Realized and Unrealized Loss	(0.61)	(0.11)	(0.12)
Total from Investment Operations	(0.54)	(0.03)	(0.11)
Distributions from and/or in Excess of:
Net Investment Income	(0.02)	(0.15)	(0.11)
Paid-in-Capital	—	—	(0.05)
Total Distributions	(0.02)	(0.15)	(0.16)
Net Asset Value, End of Period	$8.99	$9.55	$9.73
Total Return++	(5.62)%	(0.30)%	(1.10	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,051	$2,439	$2,809
Ratio of Expenses to Average Net Assets (1)	2.25%+	2.24%+	2.25	%+*
Ratio of Net Investment Income to Average Net Assets (1)	0.74%+	0.79%+	0.09	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%§	0.01%	0.00	%§*
Portfolio Turnover Rate	143%	187%	183	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.24%	2.92%	3.39	%*
Net Investment Income (Loss) to Average Net Assets	(0.25)%	0.11%	(1.05	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Annual Report — March 31, 2016

Financial Highlights

AIP Dynamic Alternative Strategies Fund

	Class I
	Year Ended March 31,		Period from April 30, 2013^ to
Selected Per Share Data and Ratios	2016	2015	March 31, 2014
Net Asset Value, Beginning of Period	$9.64	$9.79	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.16	0.18	0.09
Net Realized and Unrealized Loss	(0.60)	(0.10)	(0.10)
Total from Investment Operations	(0.44)	0.08	(0.01)
Distributions from and/or in Excess of:
Net Investment Income	(0.11)	(0.23)	(0.15)
Paid-in-Capital	—	—	(0.05)
Total Distributions	(0.11)	(0.23)	(0.20)
Net Asset Value, End of Period	$9.09	$9.64	$9.79
Total Return++	(4.59)%	0.81%	(0.07	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,305	$15,947	$17,750
Ratio of Expenses to Average Net Assets (1)	1.16%+	1.16%+	1.15	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.76%+	1.79%+	1.05	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%§	0.01%	0.00	%§*
Portfolio Turnover Rate	143%	187%	183	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.07%	1.78%	2.27	%*
Net Investment Income (Loss) to Average Net Assets	0.85%	1.17%	(0.07	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Annual Report — March 31, 2016

Financial Highlights

AIP Dynamic Alternative Strategies Fund

	Class IS
	Year Ended March 31,		Period from April 30, 2013^ to
Selected Per Share Data and Ratios	2016	2015	March 31, 2014
Net Asset Value, Beginning of Period	$9.65	$9.80	$10.00
Income (Loss) from Investment Operations:
Net Investment Income†	0.15	0.15	0.06
Net Realized and Unrealized Loss	(0.59)	(0.07)	(0.06)
Total from Investment Operations	(0.44)	0.08	0.00	‡
Distributions from and/or in Excess of:
Net Investment Income	(0.11)	(0.23)	(0.15)
Paid-in-Capital	—	—	(0.05)
Total Distributions	(0.11)	(0.23)	(0.20)
Net Asset Value, End of Period	$9.10	$9.65	$9.80
Total Return++	(4.58)%	0.82%	0.03	%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$453	$1,284	$1,239
Ratio of Expenses to Average Net Assets (1)	1.15%+	1.14%+	1.15	%+*
Ratio of Net Investment Income to Average Net Assets (1)	1.61%+	1.52%+	0.71	%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.00%§	0.01%	0.00	%§*
Portfolio Turnover Rate	143%	187%	183	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	2.22%	1.91%	2.47	%*
Net Investment Income (Loss) to Average Net Assets	0.54%	0.75%	(0.61	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

§  Amount is less than 0.005%.

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.

AIP Series Trust

Annual Report — March 31, 2016

Notes to Financial Statements

AIP Dynamic Alternative Strategies Fund (the "Fund") was organized as a separate non-diversified Fund of the AIP Series Trust, a Delaware statutory trust, which was registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and commenced operations on April 30, 2013. The Fund applies investment company accounting and reporting guidance.

AIP Dynamic Alternative Strategies Fund seeks long-term capital appreciation with an emphasis on absolute (i.e., positive) returns and controlling downside risk. The Fund offers four classes of shares — Class A, Class C, Class I and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) Investments in Underlying Funds are valued at the net asset value ("NAV") per share of each Underlying Fund determined as of the close of the New York Stock Exchange ("NYSE") on valuation date; (2) an equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (3) futures are valued at the latest price published by the commodities exchange on which they trade; (4) swaps are marked-to-market daily based upon quotations from market makers; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley AIP GP LP's (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the NAV as of the close of each business day; and (8) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of

AIP Series Trust

Annual Report — March 31, 2016

Notes to Financial Statements (cont'd)

the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$313	$—	$—	$313
Airlines	219	—	—	219
Banks	267	—	—	267
Beverages	41	—	—	41
Biotechnology	43	—	—	43
Capital Markets	1,738	—	—	1,738
Chemicals	180	—	—	180
Consumer Finance	47	—	—	47
Diversified Financial Services	100	—	—	100
Diversified Telecommunication Services	17	—	—	17
Electric Utilities	49	—	—	49
Food & Staples Retailing	72	—	—	72
Food Products	58	—	—	58
Gas Utilities	80	—	—	80
Health Care Equipment & Supplies	204	—	—	204
Hotels, Restaurants & Leisure	53	—	—	53
Industrial Conglomerates	78	—	—	78
Information Technology Services	369	—	—	369
Internet & Catalog Retail	50	—	—	50
Internet Software & Services	49	—	—	49
Machinery	66	—	—	66
Media	329	—	—	329
Multi-Utilities	122	—	—	122
Oil, Gas & Consumable Fuels	128	—	—	128
Pharmaceuticals	244	—	—	244
Real Estate Investment Trusts (REITs)	143	—	—	143

AIP Series Trust

Annual Report — March 31, 2016

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Semiconductors & Semiconductor Equipment	$124	$—	$—	$124
Software	338	—	—	338
Specialty Retail	152	—	—	152
Water Utilities	99	—	—	99
Total Common Stocks	5,772	—	—	5,772
Investment Companies/ Mutual Funds	9,892	—	—	9,892
Short-Term Investment
Investment Company	1,127	—	—	1,127
Futures Contract	3	—	—	3
Total Return Swap Agreement	—	74	—	74
Total Assets	16,794	74	—	16,868
Liabilities:
Futures Contracts	(27)	—	—	(27)
Total Return Swap Agreements	—	(45)	—	(45)
Total Liabilities	(27)	(45)	—	(72)
Total	$16,767	$29	$—	$16,796

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2016, the Fund did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign

AIP Series Trust

Annual Report — March 31, 2016

Notes to Financial Statements (cont'd)

shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty

AIP Series Trust

Annual Report — March 31, 2016

Notes to Financial Statements (cont'd)

function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

As of March 31, 2016, the Fund did not have any open foreign currency forward exchange contracts.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contract	Variation Margin on Futures Contract	Equity Risk	$3	(a)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	74
Total			$77
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	$(27	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(45)
Total			$(72)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

AIP Series Trust

Annual Report — March 31, 2016

Notes to Financial Statements (cont'd)

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended March 31, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(9)
Equity Risk	Futures Contracts	426
Equity Risk	Swap Agreements	(61)
	Total	$356
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$1
Equity Risk	Futures Contracts	(21)
Equity Risk	Swap Agreements	(23)
	Total	$(43)

At March 31, 2016, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Swap Agreements	$74	$(45)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Barclays Bank PLC	$74	$—	$—	$74
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Bank of America NA	$— @	$—	$—	$— @
Goldman Sachs International	45	—	—	45
Total	$45	$—	$—	$45

@ Amount is less than $500.

For the year ended March 31, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$341,000
Futures Contracts:
Average monthly original value	$3,977,000
Swap Agreements:
Average monthly notional amount	$4,713,000

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

AIP Series Trust

Annual Report — March 31, 2016

Notes to Financial Statements (cont'd)

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to the Fund. Expenses which cannot be directly attributed are apportioned based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs") which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.52% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual operating expenses, excluding acquired fund fees and expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.50% for Class A shares, 2.25% for Class C shares, 1.25% for Class I shares and 1.15% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended March 31, 2016, approximately $103,000 of advisory fees were waived and approximately $84,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: Morgan Stanley Investment Management Inc. ("MSIM Inc."), a wholly-owned subsidiary of Morgan Stanley, serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the Fund's Distributor of the Fund's shares pursuant to a Distribution Agreement. The Fund has adopted a Plan of Distribution (the "Plan") with respect to Class A and Class C shares pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A and 1.00 % of the Fund's average daily net assets attributable to Class C shares, of which 0.75% is a distribution fee.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases

AIP Series Trust

Annual Report — March 31, 2016

Notes to Financial Statements (cont'd)

and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended March 31, 2016, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments, were approximately $26,895,000 and $30,491,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended March 31, 2016.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended March 31, 2016, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the year ended March 31, 2016 is as follows:

Value March 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2016 (000)
$622	$14,004	$13,499	$3	$1,127

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the three-year period ended March 31, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From:		2015 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$191	$—	$376	$139

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap income reclass and capital gain and return of capital distributions from real estate investment trusts and business development companies, resulted in the following reclassifications among the components of net assets at March 31, 2016:

Distributions in Excess of Net Investment Income (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$(28)	$28	$—	(@)

@ Amount is less than $500.

AIP Series Trust

Annual Report — March 31, 2016

Notes to Financial Statements (cont'd)

At March 31, 2016, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$58	$—

At March 31, 2016, the Fund had available for Federal income tax purposes unused short term capital losses of approximately $1,282,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Other: At March 31, 2016, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 37.24%.

J. Subsequent Event: The Board of Trustees of AIP Series Trust approved a Plan of Liquidation with respect to the Fund. Pursuant to the Plan of Liquidation, substantially all of the assets of the Fund will be liquidated, known liabilities of the Fund will be satisfied, the remaining proceeds will be distributed to the Fund's shareholders, and all of the issued and outstanding shares of the Fund will be redeemed ("Liquidation"). The Liquidation is expected to occur on or about May 27, 2016. The Fund anticipates suspending the offering of its shares to all investors at the close of business on or about May 25, 2016.

Effective April 26, 2016, Janghoon Kim will no longer serve as a portfolio manager of the Fund.

AIP Series Trust

Annual Report — March 31, 2016

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIP Series Trust and Shareholders of
AIP Dynamic Alternative Strategies Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AIP Dynamic Alternative Strategies Fund (the "Fund") (one of the funds constituting AIP Series Trust) as of March 31, 2016, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIP Dynamic Alternative Strategies Fund (one of the funds constituting AIP Series Trust) at March 31, 2016, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years or periods indicated therein in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 25, 2016

AIP Series Trust

Annual Report — March 31, 2016

Federal Tax Notice (unaudited)

For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Fund during its taxable year ended March 31, 2016. For corporate shareholders 8.54% of the dividends qualified for the dividends received deduction.

For Federal income tax purposes, the following information is furnished with respect to the Fund's earnings for its taxable year ended March 31, 2016. When distributed, certain earnings may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designated up to a maximum of approximately $21,000 as taxable at this lower rate.

In January, the Fund provides tax information to shareholders for the preceding calendar year.

AIP Series Trust

Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

AIP Series Trust

Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

AIP Series Trust

Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

AIP Series Trust

Annual Report — March 31, 2016

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (71) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); Formerly, Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (February 2007-December 2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996); and on the Joint Staff as Director of Political Military Affairs (June 1992-July1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

				98

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA of the USA; Director of the U.S. Naval Submarine League; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Chairman of the Charity, J Street Cup Golf ; Trustee of Fairhaven United Methodist Church; and Director of other various non-profit organizations.

Kathleen A. Dennis (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	98	Director of various nonprofit organizations.
Nancy C. Everett (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since January 2015	Chief Executive Officer, Virginia Commonwealth University Investment Company (since November 2015); Owner OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013); and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	98

Member of Virginia Commonwealth University School of Business Foundation; formerly, Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

AIP Series Trust

Annual Report — March 31, 2016

Trustee and Officer Information (unaudited) (cont'd)

Independent Trustees: (cont'd)

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Independent Trustee***
Jakki L. Haussler (58) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since January 2015	Chairman and Chief Executive Officer, Opus Capital Group (since January 1996); and formerly, Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005-July 2008).	98

Director of Cincinnati Bell Inc. and Member, Audit Committee and Compensation Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Best Transport; Director of Chase College of Law Board of Visitors; formerly, Member, University of Cincinnati Foundation Investment Committee; Member, Miami University Board of Visitors (2008-2011); Trustee of Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).

Dr. Manuel H. Johnson (67) c/o Johnson Smick International, Inc. 220 I Street, N.E. — Suite 200 Washington, D.C. 20002	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	100	Director of NVR, Inc. (home construction).
Joseph J. Kearns (73) c/o Kearns & Associates LLC 23823 Malibu Road S-50-440 Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	101	Director of Electro Rent Corporation (equipment leasing). Prior to December 31, 2013, Director of The Ford Family Foundation.

AIP Series Trust

Annual Report — March 31, 2016

Trustee and Officer Information (unaudited) (cont'd)

Independent Trustees: (cont'd)

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (57) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000); Co-President, Aetos Alternatives Management, LLC (since January 2004); and Co-Chief Executive Officer of Aetos Capital LLC (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				97	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (79) 522 Fifth Avenue New York, NY 10036	Chair of the Board and Trustee	Chair of the Boards since July 2006 and Trustee since July 1991	Chair of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006), General Partner, Triumph Capital, L.P. (private investment partnership) (1988-2013).	100	None.
W. Allen Reed (69) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	98	Director of Legg Mason, Inc.; formerly, Director of the Auburn University Foundation (2010-2015).
Fergus Reid (83) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	100	Formerly, Trustee and Director of certain investment companies in the JP Morgan Fund Complex managed by JP Morgan Investment Management Inc. (1987-2012).

AIP Series Trust

Annual Report — March 31, 2016

Trustee and Officer Information (unaudited) (cont'd)

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee***
James F. Higgins (68) One New York Plaza, New York, NY 10004	Trustee	Since June 2000	Director or Trustee of various Morgan Stanley Funds (since June 2000); Senior Advisor of Morgan Stanley (since August 2000).	99

Formerly, Director of AXA Financial, Inc. and AXA Equitable Life Insurance Company (2002-2011) and Director of AXA MONY Life Insurance Company and AXA MONY Life Insurance Company of America (2004-2011).

*  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  The Fund Complex includes (as of December 31, 2015) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

AIP Series Trust

Annual Report — March 31, 2016

Trustee and Officer Information (unaudited) (cont'd)

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon (52) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex, Managing Director of the Adviser; Head of Product (since 2006).

Stefanie V. Chang Yu (49) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since December 1997

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since January 2014); formerly, Vice President of various Morgan Stanley Funds (December 1997-January 2014).

Joseph C. Benedetti (50) 522 Fifth Avenue New York, NY 10036	Vice President	Since January 2014

Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since January 2014); formerly, Assistant Secretary of various Morgan Stanley Funds (October 2004-January 2014).

Francis J. Smith (50) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin (49) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

*  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves a one-year term, until his or her successor is elected and has qualified.

AIP Series Trust

Annual Report — March 31, 2016

Adviser

Morgan Stanley AIP GP LP
522 Fifth Avenue
New York, New York 10036

Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the AIP Series Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley AIP GP LP
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

DASFANN
1491425 EXP. 5.31.17

ALTERNATIVE INVESTMENT PARTNERS

AIP Series Trust

AIP Dynamic Alpha Capture Fund

Annual Report

March 31, 2016

AIP Series Trust

Annual Report — March 31, 2016

Table of Contents

Shareholders' Letter	2
Expense Example	3
Investment Overview	4
Portfolio of Investments	6
Statement of Assets and Liabilities	9
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	17
Report of Independent Registered Public Accounting Firm	26
U.S. Privacy Policy	27
Trustee and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by the prospectus of the AIP Series Trust. To receive a prospectus and/or statement of additional information (SAI), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations, and describes in detail the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectus carefully before you invest or send money.

Additionally, you can access portfolio information including performance, characteristics, and investment team commentary through Morgan Stanley Investment Management's website: www.morganstanley.com/im.

Market forecasts provided in this report may not necessarily come to pass. There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

AIP Series Trust

Annual Report — March 31, 2016

Shareholders' Letter (unaudited)

Dear Shareholders,

We are pleased to provide this Annual report, in which you will learn how your investment in AIP Dynamic Alpha Capture Fund (the "Fund") performed during the latest twelve-month period.

Morgan Stanley AIP GP LP is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley AIP GP LP, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

April 2016

2

AIP Series Trust

Annual Report — March 31, 2016

Expense Example (unaudited)

AIP Dynamic Alpha Capture Fund

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including sales charges (loads); and (2) ongoing costs, including advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended March 31, 2016 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/15	Actual Ending Account Value 3/31/16	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
AIP Dynamic Alpha Capture Fund Class A	$1,000.00	$974.20	$1,017.65	$7.26	$7.41	1.47%
AIP Dynamic Alpha Capture Fund Class C	1,000.00	970.80	1,013.90	10.94	11.18	2.22
AIP Dynamic Alpha Capture Fund Class I	1,000.00	975.30	1,019.30	5.63	5.76	1.14
AIP Dynamic Alpha Capture Fund Class IS	1,000.00	975.30	1,019.40	5.53	5.65	1.12

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 183/366 (to reflect the most recent one-half year period).

**  Annualized.

3

AIP Series Trust

Annual Report — March 31, 2016

Investment Overview (unaudited)

AIP Dynamic Alpha Capture Fund

Performance

For the fiscal year ended March 31, 2016, the Fund's Class I shares had a total return based on net asset value per share of –8.09%, net of fees. The Fund's Class I shares underperformed the Fund's benchmark, the HFRX Global Hedge Fund Index, which returned –7.36%.

Factors Affecting Performance

•  Both the overall investment environment and the Fund's performance were driven mainly by the slowdown in global growth, which was initiated by the slowdown in China, and speculation over the monetary policies of the world's main central banks. China, Europe and Japan continued to ease monetary conditions, while the U.S. Federal Reserve began to transition to a tightening cycle, the timing and pace of which were uncertain. Commodities heavily sold off over the period with the collapse in oil prices, and bonds fared better than equities. In addition, particular sector-specific events in the U.S. health care and energy sectors also affected performance.

•  Hedge funds suffered during the period. Although they demonstrated capital preservation and volatility-dampening characteristics in months that traditional markets were largely down, they did not capture as much of the upside as we would've expected, especially in months with significant whipsawing such as October and March. Further, a high concentration of stock trading by the hedge fund community, particularly within the health care and biotechnology sectors, dragged on hedge funds' returns, as the stocks in these crowded trades recorded double-digit losses in the third quarter of 2015. Health care stocks were pressured by the broader market pull-back, and fears of legislation targeting drug pricing deepened losses. Consequently, the Fund's long-biased strategy was the largest detractor from Fund performance.

•  For the period, equities were mostly flat but experienced high volatility. As part of our investment mandate, we seek to manage market exposure so that the Fund provides meaningful diversification benefits when added to a portfolio of equities and bonds. We specifically seek low beta (a measure of sensitivity to market movements) to equities to protect against substantial market corrections. Beta management is done dynamically through the use of futures and swaps for hedging purposes. Over the reporting period, this strategy was among the few that added to returns. The Fund's short-biased strategy also contributed positively.

Management Strategies

•  Within the selection alpha strategy, the long-biased strategy was the largest position as of the end of the reporting period. Despite the recent market rebound and respite in volatility, we anticipate a return to heightened volatility and increased equity market dispersion. Historically, security selection strategies, such as our long-biased strategy, have done well during such environments. As such, we maintained the allocations to our alpha-oriented strategies.

•  Within the systematic alpha strategy, we remain constructive on small-cap premium. Over the last two months, small-cap stocks outperformed their large-cap counterparts, and we anticipate further convergence in the small-cap performance gap. We believe as the U.S. economy continues on an expansionary path, albeit at a slower pace, and large-cap stocks reach higher valuations, small caps could become more attractive.

4

AIP Series Trust

Annual Report — March 31, 2016

Investment Overview (unaudited) (cont'd)

AIP Dynamic Alpha Capture Fund

*  Minimum Investment for Class I shares.

**  Commenced Operations on October 31, 2014.

In accordance with SEC regulations, the Fund's performance shown assumes that all recurring fees (including management fees) were deducted and all dividends and distributions were reinvested. The performance of Class A, Class C and Class IS shares will vary from the Class I shares and will be impacted accordingly by additional fees assessed to those classes (if applicable).

Performance Compared to the HFRX Global Hedge Fund Index(1) and Lipper Absolute Return Funds Index(2)

	Period Ended March 31, 2016 Total Returns(3)
		Average Annual
	One Year	Five Years	Ten Years	Since Inception(5)
Class A Shares w/o sales charges(4)	–8.30%	—	—	–6.13%
Class A Shares with maximum sales charges(4)	–13.38	—	—	–9.80
Class C Shares w/o sales charges(4)	–9.03	—	—	–6.88
Class C Shares with maximum sales charges(4)	–9.94	—	—	–6.88
Class I Shares w/o sales charges(4)	–8.09	—	—	–5.88
Class IS Shares w/o sales charges(4)	–8.09	—	—	–5.88
HFRX Global Hedge Fund Index	–7.36	—	—	–4.17
Lipper Absolute Return Funds Index	–4.31	—	—	–2.41

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Performance assumes that all dividends and distributions, if any, were reinvested. For the most recent month-end performance figures, please visit www.morganstanley.com/im. Investment return and principal value will fluctuate so that Fund shares, when redeemed, may be worth more or less than their original cost. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance of share classes will vary due to differences in sales charges and expenses.

(1)  The HFRX Global Hedge Fund Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies: including but not limited to convertible arbitrage, distressed securities, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset weighted based on the distribution of assets in hedge fund history. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)  Lipper Absolute Return Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Absolute Return Funds Index classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Fund is in the Lipper Absolute Return Funds classification.

(3)  Total returns for the Fund reflect expenses waived and/or reimbursed, if applicable, by the Adviser. Without such waivers and/or reimbursements, total returns would have been lower.

(4)  Commenced operations on October 31, 2014.

(5)  For comparative purposes, since inception returns listed for the Indexes refer to the inception date of the Fund, not the inception of the Indexes.

5

AIP Series Trust

Annual Report — March 31, 2016

Portfolio of Investments

AIP Dynamic Alpha Capture Fund

	Shares	Value (000)
Common Stocks (74.0%)
Aerospace & Defense (6.2%)
BWX Technologies, Inc.	5,310	$178
Spirit AeroSystems Holdings, Inc., Class A (a)	5,576	253
TransDigm Group, Inc. (a)	782	172
		603
Airlines (4.3%)
Delta Air Lines, Inc.	2,978	145
Southwest Airlines Co.	2,591	116
United Continental Holdings, Inc. (a)	2,646	158
		419
Banks (5.3%)
Investors Bancorp, Inc.	14,485	168
JPMorgan Chase & Co.	1,534	91
Wells Fargo & Co.	5,293	256
		515
Beverages (0.8%)
Constellation Brands, Inc., Class A	519	78
Biotechnology (0.8%)
Gilead Sciences, Inc.	888	82
Capital Markets (4.7%)
Bank of New York Mellon Corp. (The)	12,569	463
Chemicals (3.6%)
Air Products & Chemicals, Inc.	2,465	355
Consumer Finance (0.9%)
Capital One Financial Corp.	1,302	90
Diversified Financial Services (2.0%)
Berkshire Hathaway, Inc., Class B (a)	655	93
McGraw Hill Financial, Inc.	995	98
		191
Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	873	138
Food Products (1.4%)
Mondelez International, Inc., Class A	3,292	132
Health Care Equipment & Supplies (4.1%)
Baxter International, Inc.	7,183	295
DENTSPLY SIRONA, Inc.	1,671	103
		398
Hotels, Restaurants & Leisure (1.0%)
Aramark	3,063	102
Industrial Conglomerates (1.5%)
Roper Technologies, Inc.	823	150
Information Technology Services (7.2%)
FleetCor Technologies, Inc. (a)	683	102
Mastercard, Inc., Class A	2,958	279
PayPal Holdings, Inc. (a)	2,710	105
Visa, Inc., Class A	2,882	220
		706
Internet & Catalog Retail (1.0%)
Priceline Group, Inc. (The) (a)	73	94
	Shares	Value (000)
Internet Software & Services (1.0%)
Yahoo!, Inc. (a)	2,555	$94
Machinery (1.5%)
Pentair PLC	2,760	150
Media (6.4%)
Charter Communications, Inc., Class A (a)	555	112
Comcast Corp., Class A	2,566	157
Liberty Global PLC Series C (a)	3,526	133
Time Warner Cable, Inc.	1,116	228
		630
Pharmaceuticals (4.8%)
Allergan PLC (a)	318	85
Pfizer, Inc.	5,578	166
Teva Pharmaceutical Industries Ltd. ADR (Israel)	1,797	96
Zoetis, Inc.	2,682	119
		466
Real Estate Investment Trusts (REITs) (1.6%)
Gaming and Leisure Properties, Inc. REIT	5,168	160
Semiconductors & Semiconductor Equipment (2.5%)
Broadcom Ltd.	819	127
Xilinx, Inc.	2,407	114
		241
Software (7.0%)
Autodesk, Inc. (a)	7,009	409
CDK Global, Inc.	2,580	120
Ebix, Inc.	3,829	156
		685
Specialty Retail (3.0%)
O'Reilly Automotive, Inc. (a)	444	122
TJX Cos., Inc. (The)	2,176	170
		292
Total Common Stocks (Cost $6,846)		7,234
Short-Term Investment (23.5%)
Investment Company (23.5%)
Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (See Note G) (Cost $2,300)	2,299,551	2,300
Total Investments (97.5%) (Cost $9,146) (b)(c)		9,534
Other Assets in Excess of Liabilities (2.5%)		245
Net Assets (100.0%)		$9,779

(a)  Non-income producing security.

(b)  Securities are available for collateral in connection with an open futures contract and swap agreements.

(c)  At March 31, 2016, the aggregate cost for Federal income tax purposes is approximately $9,240,000. The aggregate gross unrealized appreciation is approximately $492,000 and the aggregate gross unrealized depreciation is approximately $198,000 resulting in net unrealized appreciation of approximately $294,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.
6

AIP Series Trust

Annual Report — March 31, 2016

Portfolio of Investments (cont'd)

AIP Dynamic Alpha Capture Fund

Futures Contract:

The Fund had the following futures contract open at March 31, 2016:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Depreciation (000)
Short:
S&P 500 E Mini Index	17	$(1,744)	Jun-16	$(17)

Total Return Swap Agreements:

The Fund had the following total return swap agreements open at March 31, 2016:

Swap Counterparty	Index	Notional Amount (000)	Floating Rate	Pay/Receive Total Return of Referenced Index	Maturity Date	Unrealized Appreciation (Depreciation) (000)
Goldman Sachs International	AIP Custom Short Basket Index††	$635	3 Month USD LIBOR minus 0.30%	Pay	2/24/17	$(81)
Goldman Sachs International	AIP Custom Short Basket Index††	121	3 Month USD LIBOR minus 0.30%	Pay	2/24/17	(4)
Bank of America NA	Russell 2000 Net Index	92	3 Month USD LIBOR minus 0.42%	Receive	11/29/16	9
Barclays Bank PLC	Russell 2000 Net Index	835	3 Month USD LIBOR minus 0.70%	Receive	1/26/17	78
Bank of America NA	U.S. Mean Reversion	326	3 Month USD LIBOR plus 0.85%	Receive	4/5/17	—
						$2

††  See table below for details of the equity basket holdings underlying the swap.

The following table represents the equity basket holdings underlying the total return swap with AIP Custom Short Basket Index as of March 31, 2016.

Security Description	Index Weight
AIP Custom Short Basket Index
Achillion Pharmaceuticals, Inc.	3.35%
Arena Pharmaceuticals, Inc.	3.37
CIT Group, Inc.	3.09
Cray, Inc.	2.82
El Paso Electric Co.	3.21
EMC Corp.	2.99
Enbridge, Inc.	3.29
Endo International PLC	1.50
Finish Line, Inc. (The)	3.17
Generac Holdings, Inc.	3.20
Grupo Financiero Galicia SA	2.78
Hawaiian Telcom Holdco, Inc.	2.99
IDACORP, Inc.	3.01
iKang Healthcare Group, Inc.	2.92
Illumina, Inc.	2.91
Infosys Ltd.	3.24
Security Description	Index Weight
Innophos Holdings, Inc.	3.11%
iRobot Corp.	3.28
Kinder Morgan, Inc.	2.92
Lincoln National Corp.	3.06
LinkedIn Corp.	2.89
Lions Gate Entertainment Corp.	2.93
MFA Financial, Inc.	2.92
POSCO	3.32
Pretium Resources, Inc.	3.11
Raytheon Co.	2.82
Sagent Pharmaceuticals, Inc.	2.25
Shutterstock, Inc.	3.25
Tata Motors Ltd.	3.55
Telekomunikasi Indonesia Persero Tbk PT	2.83
Tempur Sealy International, Inc.	3.06
Welltower, Inc.	3.44
Wesco Aircraft Holdings, Inc.	3.42
100.00%

LIBOR  London Interbank Offered Rate.

USD  —  United States Dollar

The accompanying notes are an integral part of the financial statements.
7

AIP Series Trust

Annual Report — March 31, 2016

Portfolio of Investments (cont'd)

AIP Dynamic Alpha Capture Fund

Portfolio Composition

Classification	Percentage of Total Investments
Other*	43.0%
Short-Term Investment	24.1
Information Technology Services	7.4
Software	7.2
Media	6.6
Aerospace & Defense	6.3
Banks	5.4
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open short futures contract with an underlying face amount of approximately $1,744,000 with unrealized depreciation of approximately $17,000 and does not include open swap agreements with net unrealized appreciation of approximately $2,000.

The accompanying notes are an integral part of the financial statements.
8

AIP Series Trust

Annual Report — March 31, 2016

AIP Dynamic Alpha Capture Fund

Statement of Assets and Liabilities	March 31, 2016 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $6,846)	$7,234
Investment in Security of Affiliated Issuer, at Value (Cost $2,300)	2,300
Total Investments in Securities, at Value (Cost $9,146)	9,534
Cash	218
Unrealized Appreciation on Swap Agreements	87
Receivable for Variation Margin on Futures Contracts	84
Due from Adviser	43
Dividends Receivable	4
Receivable from Affiliate	1
Other Assets	34
Total Assets	10,005
Liabilities:
Payable for Investments Purchased	92
Unrealized Depreciation on Swap Agreements	85
Payable for Professional Fees	18
Payable for Custodian Fees	12
Payable for Swap Agreements Termination	3
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class IS	—	@
Payable for Administration Fees	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Other Liabilities	15
Total Liabilities	226
Net Assets	$9,779
Net Assets Consist Of:
Paid-in-Capital	$10,648
Accumulated Net Investment Loss	(82)
Accumulated Net Realized Loss	(1,160)
Unrealized Appreciation (Depreciation) on:
Investments	388
Futures Contracts	(17)
Swap Agreements	2
Net Assets	$9,779

The accompanying notes are an integral part of the financial statements.
9

AIP Series Trust

Annual Report — March 31, 2016

AIP Dynamic Alpha Capture Fund

Statement of Assets and Liabilities (cont'd)	March 31, 2016 (000)
CLASS A:
Net Assets	$378
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	41,767
Net Asset Value, Redemption Price Per Share	$9.05
Maximum Sales Load	5.50%
Maximum Sales Charge	$0.53
Maximum Offering Price Per Share	$9.58
CLASS C:
Net Assets	$90
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	10,000
Net Asset Value, Offering and Redemption Price Per Share	$8.97
CLASS I:
Net Assets	$8,817
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	970,000
Net Asset Value, Offering and Redemption Price Per Share	$9.09
CLASS IS:
Net Assets	$494
Shares Outstanding (unlimited number of shares authorized, $0.001 par value) (not in 000's)	54,347
Net Asset Value, Offering and Redemption Price Per Share	$9.09

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
10

AIP Series Trust

Annual Report — March 31, 2016

AIP Dynamic Alpha Capture Fund

Statement of Operations	Year Ended March 31, 2016 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of foreign Taxes Withheld)	$80
Dividends from Security of Affiliated Issuer (Note G)	7
Total Investment Income	87
Expenses:
Professional Fees	109
Offering Costs	87
Advisory Fees (Note B)	72
Custodian Fees (Note F)	37
Registration Fees	33
Shareholder Reporting Fees	10
Administration Fees (Note C)	8
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class IS (Note E)	2
Pricing Fees	4
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	1
Trustees' Fees and Expenses	1
Sub Transfer Agency Fees — Class A	— @
Other Expenses	16
Total Expenses	384
Expenses Reimbursed by Adviser (Note B)	(187)
Waiver of Advisory Fees (Note B)	(72)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IS (Note B)	(2)
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Net Expenses	118
Net Investment Loss	(31)
Realized Gain (Loss):
Investments Sold	(1,424)
Foreign Currency Forward Exchange Contracts	(17)
Foreign Currency Transactions	(3)
Futures Contracts	187
Swap Agreements	221
Net Realized Loss	(1,036)
Change in Unrealized Appreciation (Depreciation):
Investments	279
Foreign Currency Forward Exchange Contracts	1
Foreign Currency Translations	— @
Futures Contracts	(17)
Swap Agreements	(58)
Net Change in Unrealized Appreciation (Depreciation)	205
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(831)
Net Decrease in Net Assets Resulting from Operations	$(862)

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
11

AIP Series Trust

Annual Report — March 31, 2016

AIP Dynamic Alpha Capture Fund

Statements of Changes in Net Assets	Year Ended March 31, 2016 (000)	Period from October 31, 2014^ to March 31, 2015 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(31)	$(14)
Net Realized Loss	(1,036)	(168)
Net Change in Unrealized Appreciation (Depreciation)	205	168
Net Decrease in Net Assets Resulting from Operations	(862)	(14)
Distributions from and/or in Excess of:
Class A:
Net Investment Income	—	(4)
Class C:
Net Investment Income	—	(1)
Class I:
Net Investment Income	—	(95)
Class IS:
Net Investment Income	—	(1)
Total Distributions	—	(101)
Capital Share Transactions:(1)
Class A:
Subscribed	13	401
Distributions Reinvested	—	3
Class C:
Subscribed	—	100
Class I:
Subscribed	—	9,700
Class IS:
Subscribed	204	458
Redeemed	(123)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	94	10,662
Total Increase (Decrease) in Net Assets	(768)	10,547
Net Assets:
Beginning of Period	10,547	—
End of Period (Including Accumulated Net Investment Loss and Distributions in Excess of Net Investment Income of $(82) and $(146), respectively)	$9,779	$10,547
(1) Capital Share Transactions:
Class A:
Shares Subscribed	1	40
Shares Issued on Distributions Reinvested	—	— @@
Net Increase in Class A Shares Outstanding	1	40
Class C:
Shares Subscribed	—	10
Net Increase in Class C Shares Outstanding	—	10
Class I:
Shares Subscribed	—	970
Net Increase in Class I Shares Outstanding	—	970
Class IS:
Shares Subscribed	21	46
Shares Redeemed	(13)	—
Net Increase in Class IS Shares Outstanding	8	46

^  Commencement of Operations.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
12

AIP Series Trust

Annual Report — March 31, 2016

Financial Highlights

AIP Dynamic Alpha Capture Fund

	Class A
Selected Per Share Data and Ratios	Year Ended March 31, 2016	Period from October 31, 2014^ to March 31, 2015
Net Asset Value, Beginning of Period	$9.88	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.06)	(0.03)
Net Realized and Unrealized Gain (Loss)	(0.77)	0.00	‡
Total from Investment Operations	(0.83)	(0.03)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.09)
Net Asset Value, End of Period	$9.05	$9.88
Total Return++	(8.30)%	(0.28	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$378	$399
Ratio of Expenses to Average Net Assets (1)	1.47%+	1.45	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.62)%+	(0.64	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03%	0.05	%*
Portfolio Turnover Rate	464%	205	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.30%	5.45	%*
Net Investment Loss to Average Net Assets	(3.45)%	(4.64	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
13

AIP Series Trust

Annual Report — March 31, 2016

Financial Highlights

AIP Dynamic Alpha Capture Fund

	Class C
Selected Per Share Data and Ratios	Year Ended March 31, 2016	Period from October 31, 2014^ to March 31, 2015
Net Asset Value, Beginning of Period	$9.86	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.13)	(0.06)
Net Realized and Unrealized Gain (Loss)	(0.76)	0.00	‡
Total from Investment Operations	(0.89)	(0.06)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.08)
Net Asset Value, End of Period	$8.97	$9.86
Total Return++	(9.03)%	(0.61	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$90	$99
Ratio of Expenses to Average Net Assets (1)	2.21%+	2.20	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(1.36)%+	(1.40	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03%	0.05	%*
Portfolio Turnover Rate	464%	205	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	5.86%	7.24	%*
Net Investment Loss to Average Net Assets	(5.01)%	(6.44	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
14

AIP Series Trust

Annual Report — March 31, 2016

Financial Highlights

AIP Dynamic Alpha Capture Fund

	Class I
Selected Per Share Data and Ratios	Year Ended March 31, 2016	Period from October 31, 2014^ to March 31, 2015
Net Asset Value, Beginning of Period	$9.89	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.03)	(0.01)
Net Realized and Unrealized Gain (Loss)	(0.77)	0.00	‡
Total from Investment Operations	(0.80)	(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.10)
Net Asset Value, End of Period	$9.09	$9.89
Total Return++	(8.09)%	(0.13	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$8,817	$9,591
Ratio of Expenses to Average Net Assets (1)	1.14%+	1.12	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.28)%+	(0.32	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03%	0.05	%*
Portfolio Turnover Rate	464%	205	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	3.72%	4.85	%*
Net Investment Loss to Average Net Assets	(2.86)%	(4.05	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
15

AIP Series Trust

Annual Report — March 31, 2016

Financial Highlights

AIP Dynamic Alpha Capture Fund

	Class IS
Selected Per Share Data and Ratios	Year Ended March 31, 2016	Period from October 31, 2014^ to March 31, 2015
Net Asset Value, Beginning of Period	$9.89	$10.00
Income (Loss) from Investment Operations:
Net Investment Loss†	(0.03)	(0.01)
Net Realized and Unrealized Loss	(0.77)	(0.00	)‡
Total from Investment Operations	(0.80)	(0.01)
Distributions from and/or in Excess of:
Net Investment Income	—	(0.10)
Net Asset Value, End of Period	$9.09	$9.89
Total Return++	(8.09)%	(0.13	)%#
Ratios and Supplemental Data:
Net Assets, End of Period (Thousands)	$494	$458
Ratio of Expenses to Average Net Assets (1)	1.12%+	1.10	%+*
Ratio of Net Investment Loss to Average Net Assets (1)	(0.27)%+	(0.32	)%+*
Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets	0.03%	0.05	%*
Portfolio Turnover Rate	464%	205	%#
(1) Supplemental Information on the Ratios to Average Net Assets:
Ratios Before Expense Limitation:
Expenses to Average Net Assets	4.04%	5.89	%*
Net Investment Loss to Average Net Assets	(3.19)%	(5.11	)%*

^  Commencement of Operations.

†  Per share amount is based on average shares outstanding.

‡  Amount is less than $0.005 per share.

++  Calculated based on the net asset value as of the last business day of the period.

+  The Ratios of Expenses and Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates to Average Net Assets."

#  Not Annualized.

*  Annualized.

The accompanying notes are an integral part of the financial statements.
16

AIP Series Trust

Annual Report — March 31, 2016

Notes to Financial Statements

AIP Dynamic Alpha Capture Fund (the "Fund") was organized as a separate non-diversified Fund of the AIP Series Trust, a Delaware statutory trust, which was registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and commenced operations on October 31, 2014. The Fund applies investment company accounting and reporting guidance.

AIP Dynamic Alpha Capture Fund seeks attractive long-term returns with low correlation to the broader equity markets. The Fund offers four classes of shares — Class A, Class C, Class I and Class IS.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Fund in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), if there were no sales on a given day, the security is valued at the mean between the last reported bid and asked prices; (2) futures are valued at the latest price published by the commodities exchange on which they trade; (3) swaps are marked-to-market daily based upon quotations from market makers; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley AIP GP LP (the "Adviser") determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Trustees (the "Trustees"). Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day; and (7) short-term debt securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, unless the Adviser determines such valuation does not reflect the securities' market value, in which case these securities will be valued at their fair market value determined by the Adviser.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund's Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund's valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to

17

AIP Series Trust

Annual Report — March 31, 2016

Notes to Financial Statements (cont'd)

calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below.

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$603	$—	$—	$603
Airlines	419	—	—	419
Banks	515	—	—	515
Beverages	78	—	—	78
Biotechnology	82	—	—	82
Capital Markets	463	—	—	463
Chemicals	355	—	—	355
Consumer Finance	90	—	—	90
Diversified Financial Services	191	—	—	191
Food & Staples Retailing	138	—	—	138
Food Products	132	—	—	132
Health Care Equipment & Supplies	398	—	—	398
Hotels, Restaurants & Leisure	102	—	—	102
Industrial Conglomerates	150	—	—	150
Information Technology Services	706	—	—	706
Internet & Catalog Retail	94	—	—	94
Internet Software & Services	94	—	—	94
Machinery	150	—	—	150
Media	630	—	—	630
Pharmaceuticals	466	—	—	466
Real Estate Investment Trusts (REITs)	160	—	—	160
Semiconductors & Semiconductor Equipment	241	—	—	241
Software	685	—	—	685
Specialty Retail	292	—	—	292
Total Common Stocks	7,234	—	—	7,234
Short-Term Investment
Investment Company	2,300	—	—	2,300
Total Return Swap Agreements	—	87	—	87
Total Assets	9,534	87	—	9,621

18

AIP Series Trust

Annual Report — March 31, 2016

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Liabilities:
Futures Contract	$(17)	$—	$—	$(17)
Total Return Swap Agreements	—	(85)	—	(85)
Total Liabilities	(17)	(85)	—	(102)
Total	$9,517	$2	$—	$9,519

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2016, the Fund did not have any investments transfer between investment levels.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. Federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. Federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset

19

AIP Series Trust

Annual Report — March 31, 2016

Notes to Financial Statements (cont'd)

and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return, and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into over-the-counter ("OTC") swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected. During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes

20

AIP Series Trust

Annual Report — March 31, 2016

Notes to Financial Statements (cont'd)

in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis.

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Statement of Assets and Liabilities.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

As of March 31, 2016, the Fund did not have any open foreign currency forward exchange contracts.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of March 31, 2016.

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Swap Agreements	Unrealized Appreciation on Swap Agreements	Equity Risk	$87
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Futures Contract	Variation Margin on Futures Contract	Equity Risk	$(17	)(a)
Swap Agreements	Unrealized Depreciation on Swap Agreements	Equity Risk	(85)
Total			$(102)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Portfolio of Investments. The Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the year ended March 31, 2016 in accordance with ASC 815.

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(17)
Equity Risk	Futures Contracts	187
Equity Risk	Swap Agreements	221
Total		$391

21

AIP Series Trust

Annual Report — March 31, 2016

Notes to Financial Statements (cont'd)

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$1
Equity Risk	Futures Contract	(17)
Equity Risk	Swap Agreements	(58)
Total		$(74)

At March 31, 2016, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Swap Agreements	$87	$(85)

(b) Excludes exchange traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of March 31, 2016.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Bank of America NA	$9	$—	$—	$9
Barclays Bank PLC	78	—	—	78
Total	$87	$—	$—	$87
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$85	$—	$—	$85

For the year ended March 31, 2016, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$694,000
Futures Contracts:
Average monthly original value	$2,734,000
Swap Agreements:
Average monthly notional amount	$5,029,000

5.  Indemnifications: The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid semi-annually. Net realized capital gains, if any, are distributed at least annually.

22

AIP Series Trust

Annual Report — March 31, 2016

Notes to Financial Statements (cont'd)

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis except where collection is in doubt. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Fund can be directly attributed to the Fund. Expenses which cannot be directly attributed are apportioned based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of real estate investment trusts ("REITs"), which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the Fund's average daily net assets. Effective October 1, 2015, the advisory fee was reduced to 0.55%.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual operating expenses, excluding acquired fund fees and expenses, certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.50% for Class A shares, 2.25% for Class C shares, 1.25% for Class I shares and 1.15% for Class IS shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Trustees act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the year ended March 31, 2016, approximately $72,000 of advisory fees were waived and approximately $191,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: Morgan Stanley Investment Management Inc. ("MSIM Inc."), a wholly-owned subsidiary of Morgan Stanley, serves as Administrator to the Fund and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets. Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of Morgan Stanley, serves as the Fund's Distributor of the Fund's shares pursuant to a Distribution Agreement. The Fund has adopted a Plan of Distribution (the "Plan") with respect to Class A and Class C shares pursuant to Rule 12b-1 under the Act. Under the Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A and 1.00 % of the Fund's average daily net assets attributable to Class C shares, of which 0.75% is a distribution fee.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Fund's dividend disbursing and transfer agent is Boston Financial Data Services, Inc. ("BFDS"). Pursuant to a Transfer Agency Agreement, the Fund pays BFDS a fee based on the number of classes, accounts and transactions relating to the Fund.

F. Custodian Fees: State Street (the "Custodian") serves as Custodian for the Fund in accordance with a Custodian Agreement. The Custodian holds cash, securities, and other assets of the Fund as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the year ended March 31, 2016, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments,

23

AIP Series Trust

Annual Report — March 31, 2016

Notes to Financial Statements (cont'd)

were approximately $34,586,000 and $33,667,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the year ended March 31, 2016.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the year ended March 31, 2016, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of the Liquidity Funds during the year ended March 31, 2016 is as follows:

Value March 31, 2015 (000)	Purchases at Cost (000)	Sales (000)	Dividend Income (000)	Value March 31, 2016 (000)
$2,923	$14,237	$14,860	$7	$2,300

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the two-year period ended March 31, 2016, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2016 and 2015 was as follows:

2016 Distributions Paid From: Ordinary Income (000)	2015 Distributions Paid From: Ordinary Income (000)
$—	$101

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to differing treatments of gains (losses) related to foreign currency transactions, swap income reclass and a net operating loss, resulted in the following reclassifications among the components of net assets at March 31, 2016:

Accumulated Net Investment Loss (000)	Accumulated Net Realized Loss (000)	Paid-in- Capital (000)
$95	$13	$(108)

At March 31, 2016, the Fund had no distributable earnings on a tax basis.

24

AIP Series Trust

Annual Report — March 31, 2016

Notes to Financial Statements (cont'd)

At March 31, 2016, the Fund had available for Federal income tax purposes unused short term capital losses of approximately $1,084,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized during the carryover period as provided by U.S. Federal income tax regulations, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year are deemed to arise on the first day of the Fund's next taxable year. For the year ended March 31, 2016, the Fund deferred to April 1, 2016 for U.S. Federal income tax purposes the following losses:

Post-October Currency and Specified Ordinary Losses (000)	Post-October Losses Capital Losses (000)
$10	$—

I. Subsequent Event: The Board of Trustees of AIP Series Trust approved a Plan of Liquidation with respect to the Fund. Pursuant to the Plan of Liquidation, substantially all of the assets of the Fund will be liquidated, known liabilities of the Fund will be satisfied, the remaining proceeds will be distributed to the Fund's shareholders, and all of the issued and outstanding shares of the Fund will be redeemed ("Liquidation"). The Liquidation is expected to occur on or about May 27, 2016. The Fund anticipates suspending the offering of its shares to all investors at the close of business on or about May 25, 2016.

Effective April 26, 2016, Janghoon Kim will no longer serve as a portfolio manager of the Fund.

25

AIP Series Trust

Annual Report — March 31, 2016

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of AIP Series Trust and Shareholders of
AIP Dynamic Alpha Capture Fund

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of AIP Dynamic Alpha Capture Fund (the "Fund") (one of the funds constituting AIP Series Trust) as of March 31, 2016, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2016, by correspondence with the custodian and others or by other appropriate auditing procedures where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIP Dynamic Alpha Capture Fund (one of the funds constituting AIP Series Trust) at March 31, 2016, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 25, 2016

26

AIP Series Trust

Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited)

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

This privacy notice describes the U.S. privacy policy of Morgan Stanley Distribution, Inc., and the Morgan Stanley family of mutual funds ("us", "our", "we").

We are required by federal law to provide you with notice of our U.S. privacy policy ("Policy"). This Policy applies to both our current and former clients unless we state otherwise and is intended for individual clients who purchase products or receive services from us for personal, family or household purposes. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, or accounts subject to the Uniform Gifts to Minors Act.

This notice sets out our business practices to protect your privacy; how we collect and share personal information about you; and how you can limit our sharing or certain uses by others of this information. We may amend this Policy at any time, and will inform you of any changes to our Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information and understand your concerns about your information. We strive to safeguard the information our clients entrust to us. Protecting the confidentiality and security of client information is an important part of how we conduct our business.

This notice describes what personal information we collect about you, how we collect it, when we may share it with others, and how certain others may use it. It discusses the steps you may take to limit our sharing of certain information about you with our affiliated companies, including, but not limited to our affiliated banking businesses, brokerage firms and credit service affiliates. It also discloses how you may limit our affiliates' use of shared information for marketing purposes.

Throughout this Policy, we refer to the nonpublic information that personally identifies you as "personal information." We also use the term "affiliated company" in this notice. An affiliated company is a company in our family of companies and includes companies with the Morgan Stanley name. These affiliated companies are financial institutions such as broker-dealers, banks, investment advisers and credit card issuers. We refer to any company that is not an affiliated company as a nonaffiliated third party. For purposes of Section 5 of this notice, and your ability to limit certain uses of personal information by our affiliates, this notice applies to the use of personal information by our affiliated companies.

1.  WHAT PERSONAL INFORMATION DO WE COLLECT FROM YOU?

We may collect the following types of information about you: (i) information provided by you, including information from applications and other forms we receive from you, (ii) information about your transactions with us or our affiliates, (iii) information about your transactions with nonaffiliated third parties, (iv) information from consumer reporting agencies, (v) information obtained from our websites, and (vi) information obtained from other sources. For example:

•  We collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•  We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•  We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•  We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

2.  WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We may disclose personal information we collect about you in each of the categories listed above to affiliated and nonaffiliated third parties.

27

AIP Series Trust

Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

a. Information We Disclose to Affiliated Companies.

We may disclose personal information that we collect about you to our affiliated companies to manage your account(s) effectively, to service and process your transactions, and to let you know about products and services offered by us and affiliated companies, to manage our business, and as otherwise required or permitted by law. Offers for products and services from affiliated companies are developed under conditions designed to safeguard your personal information.

b. Information We Disclose to Third Parties.

We may disclose personal information that we collect about you to nonaffiliated third parties to provide marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements. We may also disclose all of the information we collect to other nonaffiliated third parties for our everyday business purposes, such as to process transactions, maintain account(s), respond to court orders and legal investigations, report to credit bureaus, offer our own products and services, protect against fraud, for institutional risk control, to perform services on our behalf, and as otherwise required or permitted by law.

When we share personal information about you with a nonaffiliated third party, they are required to limit their use of personal information about you to the particular purpose for which it was shared and they are not allowed to share personal information about you with others except to fulfill that limited purpose or as may be permitted or required by law.

3.  HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures that comply with applicable law and regulations to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information by employees. Third parties that provide support or marketing services on our behalf may also receive personal information about you, and we require them to adhere to appropriate security standards with respect to such information.

4.  HOW CAN YOU LIMIT OUR SHARING CERTAIN PERSONAL INFORMATION ABOUT YOU WITH OUR AFFILIATED COMPANIES FOR ELIGIBILITY DETERMINATION?

By following the opt-out procedures in Section 6 below, you may limit the extent to which we share with our affiliated companies, personal information that was collected to determine your eligibility for products and services such as your credit reports and other information that you have provided to us or that we may obtain from third parties ("eligibility information"). Eligibility information does not include your identification information or personal information pertaining to our transactions or experiences with you. Please note that, even if you direct us not to share eligibility information with our affiliated companies, we may still share your personal information, including eligibility information, with our affiliated companies under circumstances that are permitted under applicable law, such as to process transactions or to service your account.

5.  HOW CAN YOU LIMIT THE USE OF CERTAIN PERSONAL INFORMATION ABOUT YOU BY OUR AFFILIATED COMPANIES FOR MARKETING?

By following the opt-out instructions in Section 6 below, you may limit our affiliated companies from marketing their products or services to you based on personal information we disclose to them. This information may include, for example, your income and account history with us. Please note that, even if you choose to limit our affiliated companies from using personal information about you that we may share with them for marketing their products and services to you, our affiliated companies may use your personal information that they obtain from us to market to you in circumstances permitted by law, such as if the affiliated party has its own relationship with you.

28

AIP Series Trust

Annual Report — March 31, 2016

U.S. Privacy Policy (unaudited) (cont'd)

6.  HOW CAN YOU SEND US AN OPT-OUT INSTRUCTION?

If you wish to limit our sharing of eligibility information about you with our affiliated companies, or our affiliated companies' use of personal information for marketing purposes, as described in this notice, you may do so by:

•  Calling us at (800) 548-7786
Monday–Friday between 8a.m. and 6p.m. (EST)

•  Writing to us at the following address:

  Boston Financial Data Services, Inc.
c/o Privacy Coordinator
P.O. Box 219804
Kansas City, Missouri 64121

If you choose to write to us, your request should include: your name, address, telephone number and account number(s) to which the opt-out applies and whether you are opting out with respect to sharing of eligibility information (Section 4 above), or information used for marketing (Section 5 above), or both. Written opt-out requests should not be sent with any other correspondence. In order to process your request, we require that the request be provided by you directly and not through a third party. Once you have informed us about your privacy preferences, your opt-out preference will remain in effect with respect to this Policy (as it may be amended) until you notify us otherwise. If you are a joint account owner, we will accept instructions from any one of you and apply those instructions to the entire account.

Please understand that if you limit our sharing or our affiliated companies' use of personal information, you and any joint account holder(s) may not receive information about our affiliated companies' products and services, including products or services that could help you manage your financial resources and achieve your investment objectives.

If you have more than one account or relationship with us, please specify the accounts to which you would like us to apply your privacy choices. If you have accounts or relationships with our affiliates, you may receive multiple privacy policies from them, and will need to separately notify those companies of your privacy choices for those accounts or relationships.

7.  WHAT IF AN AFFILIATED COMPANY BECOMES A NONAFFILIATED THIRD PARTY?

If, at any time in the future, an affiliated company becomes a nonaffiliated third party, further disclosures of personal information made to the former affiliated company will be limited to those described in Section 2(b) above relating to nonaffiliated third parties. If you elected under Section 6 to limit disclosures we make to affiliated companies, or use of personal information by affiliated companies, your election will not apply to use by any former affiliated company of your personal information in their possession once it becomes a nonaffiliated third party.

SPECIAL NOTICE TO RESIDENTS OF VERMONT

The following section supplements our Policy with respect to our individual clients who have a Vermont address and supersedes anything to the contrary in the above Policy with respect to those clients only.

The State of Vermont requires financial institutions to obtain your consent prior to sharing personal information that they collect about you with nonaffiliated third parties, or eligibility information with affiliated companies, other than in certain limited circumstances. Except as permitted by law, we will not share personal information we collect about you with nonaffiliated third parties or eligibility information with affiliated companies, unless you provide us with your written consent to share such information.

SPECIAL NOTICE TO RESIDENTS OF CALIFORNIA

The following section supplements our Policy with respect to our individual clients who have a California address and supersedes anything to the contrary in the above Policy with respect to those clients only.

In response to a California law, if your account has a California home address, your personal information will not be disclosed to nonaffiliated third parties except as permitted by applicable California law, and we will limit sharing such personal information with our affiliates to comply with California privacy laws that apply to us.

29

AIP Series Trust

Annual Report — March 31, 2016

Trustee and Officer Information (unaudited)

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Independent Trustee***
Frank L. Bowman (71) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

President, Strategic Decisions, LLC (consulting) (since February 2009); Director or Trustee of various Morgan Stanley Funds (since August 2006); Chairperson of the Compliance and Insurance Committee (since October 2015); Formerly, Chairperson of the Insurance Sub-Committee of the Compliance and Insurance Committee (February 2007-December 2015); served as President and Chief Executive Officer of the Nuclear Energy Institute (policy organization) (February 2005-November 2008); retired as Admiral, U.S. Navy after serving over 38 years on active duty including 8 years as Director of the Naval Nuclear Propulsion Program in the Department of the Navy and the U.S. Department of Energy (1996-2004); served as Chief of Naval Personnel (July 1994-September 1996); and on the Joint Staff as Director of Political Military Affairs (June 1992-July1994); knighted as Honorary Knight Commander of the Most Excellent Order of the British Empire; awarded the Officier de l'Orde National du Mérite by the French Government; elected to the National Academy of Engineering (2009).

				98

Director of BP p.l.c.; Director of Naval and Nuclear Technologies LLP; Director Emeritus of the Armed Services YMCA of the USA; Director of the U.S. Naval Submarine League; Member of the National Security Advisory Council of the Center for U.S. Global Engagement and a member of the CNA Military Advisory Board; Chairman of the Charity, J Street Cup Golf ; Trustee of Fairhaven United Methodist Church; and Director of other various non-profit organizations.

Kathleen A. Dennis (62) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	President, Cedarwood Associates (mutual fund and investment management consulting) (since July 2006); Chairperson of the Money Market and Alternatives Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Senior Managing Director of Victory Capital Management (1993-2006).	98	Director of various nonprofit organizations.
Nancy C. Everett (61) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since January 2015	Chief Executive Officer, Virginia Commonwealth University Investment Company (since November 2015); Owner OBIR, LLC (institutional investment management consulting) (since June 2014); formerly, Managing Director, BlackRock, Inc. (February 2011-December 2013); and Chief Executive Officer, General Motors Asset Management (a/k/a Promark Global Advisors, Inc.) (June 2005-May 2010).	98

Member of Virginia Commonwealth University School of Business Foundation; formerly, Member of Virginia Commonwealth University Board of Visitors (2013-2015); Member of Committee on Directors for Emerging Markets Growth Fund, Inc. (2007-2010); Chairperson of Performance Equity Management, LLC (2006-2010); and Chairperson, GMAM Absolute Return Strategies Fund, LLC (2006-2010).

30

AIP Series Trust

Annual Report — March 31, 2016

Trustee and Officer Information (unaudited) (cont'd)

Independent Trustees: (cont'd)

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Independent Trustee***
Jakki L. Haussler (58) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since January 2015	Chairman and Chief Executive Officer, Opus Capital Group (since January 1996); and formerly, Director, Capvest Venture Fund, LP (May 2000-December 2011); Partner, Adena Ventures, LP (July 1999-December 2010); Director, The Victory Funds (February 2005-July 2008).	98

Director of Cincinnati Bell Inc. and Member, Audit Committee and Compensation Committee; Director of Northern Kentucky University Foundation and Member, Investment Committee; Member of Chase College of Law Transactional Law Practice Center Board of Advisors; Director of Best Transport; Director of Chase College of Law Board of Visitors; formerly, Member, University of Cincinnati Foundation Investment Committee; Member, Miami University Board of Visitors (2008-2011); Trustee of Victory Funds (2005-2008) and Chairman, Investment Committee (2007-2008) and Member, Service Provider Committee (2005-2008).

Dr. Manuel H. Johnson (67) c/o Johnson Smick International, Inc. 220 I Street, N.E. — Suite 200 Washington, D.C. 20002	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc. (consulting firm); Chairperson of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since July 1991); Co-Chairman and a founder of the Group of Seven Council (G7C) (international economic commission); formerly Chairperson of the Audit Committee (July 1991-September 2006), Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	100	Director of NVR, Inc. (home construction).
Joseph J. Kearns (73) c/o Kearns & Associates LLC 23823 Malibu Road S-50-440 Malibu, CA 90265	Trustee	Since August 1994	President, Kearns & Associates LLC (investment consulting); Chairperson of the Audit Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 1994); formerly, Deputy Chairperson of the Audit Committee (July 2003-September 2006) and Chairperson of the Audit Committee of various Morgan Stanley Funds (since August 1994); CFO of the J. Paul Getty Trust.	101	Director of Electro Rent Corporation (equipment leasing). Prior to December 31, 2013, Director of The Ford Family Foundation.

31

AIP Series Trust

Annual Report — March 31, 2016

Trustee and Officer Information (unaudited) (cont'd)

Independent Trustees: (cont'd)

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years and Other Relevant Professional Experience	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships Held by Independent Trustee***
Michael F. Klein (57) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006

Managing Director, Aetos Capital, LLC (since March 2000); Co-President, Aetos Alternatives Management, LLC (since January 2004); and Co-Chief Executive Officer of Aetos Capital LLC (since August 2013); Chairperson of the Fixed Income Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, Managing Director, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management, President, various Morgan Stanley Funds (June1998-March 2000) and Principal, Morgan Stanley & Co. Inc. and Morgan Stanley Dean Witter Investment Management (August 1997-December 1999).

				97	Director of certain investment funds managed or sponsored by Aetos Capital, LLC. Director of Sanitized AG and Sanitized Marketing AG (specialty chemicals).
Michael E. Nugent (79) 522 Fifth Avenue New York, NY 10036	Chair of the Board and Trustee	Chair of the Boards since July 2006 and Trustee since July 1991	Chair of the Boards of various Morgan Stanley Funds (since July 2006); Chairperson of the Closed-End Fund Committee (since June 2012) and Director or Trustee of various Morgan Stanley Funds (since July 1991); formerly, Chairperson of the Insurance Committee (until July 2006), General Partner, Triumph Capital, L.P. (private investment partnership) (1988-2013).	100	None.
W. Allen Reed (69) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since August 2006	Chairperson of the Equity Sub-Committee of the Investment Committee (since October 2006) and Director or Trustee of various Morgan Stanley Funds (since August 2006); formerly, President and CEO of General Motors Asset Management; Chairman and Chief Executive Officer of the GM Trust Bank and Corporate Vice President of General Motors Corporation (August 1994-December 2005).	98	Director of Legg Mason, Inc.; formerly, Director of the Auburn University Foundation (2010-2015).
Fergus Reid (83) c/o Joe Pietryka, Inc. 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since June 1992	Chairman, Joe Pietryka, Inc.; Chairperson of the Governance Committee and Director or Trustee of various Morgan Stanley Funds (since June 1992).	100	Formerly, Trustee and Director of certain investment companies in the JP Morgan Fund Complex managed by JP Morgan Investment Management Inc. (1987-2012).

32

AIP Series Trust

Annual Report — March 31, 2016

Trustee and Officer Information (unaudited) (cont'd)

Interested Trustee:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Interested Trustee**	Other Directorships Held by Interested Trustee***
James F. Higgins (68) One New York Plaza, New York, NY 10004	Trustee	Since June 2000	Director or Trustee of various Morgan Stanley Funds (since June 2000); Senior Advisor of Morgan Stanley (since August 2000).	99

Formerly, Director of AXA Financial, Inc. and AXA Equitable Life Insurance Company (2002-2011) and Director of AXA MONY Life Insurance Company and AXA MONY Life Insurance Company of America (2004-2011).

*  This is the earliest date the Trustee began serving the Morgan Stanley Funds. Each Trustee serves an indefinite term, until his or her successor is elected.

**  The Fund Complex includes (as of December 31, 2015) all open-end and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Management Inc. (the "Adviser") and any funds that have an adviser that is an affiliated person of the Adviser (including, but not limited to, Morgan Stanley AIP GP LP).

***  This includes any directorships at public companies and registered investment companies held by the Trustee at any time during the past five years.

33

AIP Series Trust

Annual Report — March 31, 2016

Trustee and Officer Information (unaudited) (cont'd)

Executive Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Length of Time Served*	Principal Occupation(s) During Past 5 Years
John H. Gernon (52) 522 Fifth Avenue New York, NY 10036	President and Principal Executive Officer	Since September 2013

President and Principal Executive Officer of the Equity and Fixed Income Funds and the Morgan Stanley AIP Funds (since September 2013) and the Liquidity Funds and various money market funds (since May 2014) in the Fund Complex, Managing Director of the Adviser; Head of Product (since 2006).

Stefanie V. Chang Yu (49) 522 Fifth Avenue New York, NY 10036	Chief Compliance Officer	Since December 1997

Managing Director of the Adviser and various entities affiliated with the Adviser; Chief Compliance Officer of various Morgan Stanley Funds and the Adviser (since January 2014); formerly, Vice President of various Morgan Stanley Funds (December 1997-January 2014).

Joseph C. Benedetti (50) 522 Fifth Avenue New York, NY 10036	Vice President	Since January 2014

Managing Director of the Adviser and various entities affiliated with the Adviser; Vice President of various Morgan Stanley Funds (since January 2014); formerly, Assistant Secretary of various Morgan Stanley Funds (October 2004-January 2014).

Francis J. Smith (50) 522 Fifth Avenue New York, NY 10036	Treasurer and Principal Financial Officer	Treasurer since July 2003 and Principal Financial Officer since September 2002	Executive Director of the Adviser and various entities affiliated with the Adviser; Treasurer (since July 2003) and Principal Financial Officer of various Morgan Stanley Funds (since September 2002).
Mary E. Mullin (49) 522 Fifth Avenue New York, NY 10036	Secretary	Since June 1999	Executive Director of the Adviser; Secretary of various Morgan Stanley Funds (since June 1999).

*  This is the earliest date the officer began serving the Morgan Stanley Funds. Each officer serves a one-year term, until his or her successor is elected and has qualified.

34

AIP Series Trust

Annual Report — March 31, 2016

Adviser

Morgan Stanley AIP GP LP
522 Fifth Avenue
New York, New York 10036

Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

Boston Financial Data Services, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semi-annual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semi-annual and annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semi-annual and annual reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public website. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC toll free at 1 (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov) or by writing the Public Reference Room of the SEC, Washington, DC 20549-0102.

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Fund's Proxy Voting Policy and Procedures and information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus of the AIP Series Trust, which describes in detail the Fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im or call toll free 1 (800) 548-7786.

35

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Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley AIP GP LP
522 Fifth Avenue
New York, New York 10036

© 2016 Morgan Stanley. Morgan Stanley Distribution, Inc.

DACFANN
1491069 EXP. 5.31.17

Item 2.  Code of Ethics.

(a)                                 The Fund has adopted a code of ethics (the “Code of Ethics”) that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)                                 No information need be disclosed pursuant to this paragraph.

(c)                                  Not applicable.

(d)                                 Not applicable.

(e)                                  Not applicable.

(f)

(1)                                 The Fund’s Code of Ethics is attached hereto as Exhibit 12 A.

(2)                                 Not applicable.

(3)                                 Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund’s Board of Trustees has determined that Joseph J. Kearns, an “independent” Trustee, is an “audit committee financial expert” serving on its audit committee. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g).  Based on fees billed for the periods shown:

2016

	Registrant			Covered Entities(1)
Audit Fees		$85,810		N/A

Non-Audit Fees
Audit-Related Fees			$(2)		$(2)
Tax Fees		$10,000	(3)	$7,618,683	(4)
All Other Fees	$			$288,825	(5)
Total Non-Audit Fees		$10,000		$7,907,508

Total		$95,810		$7,907,508

2015

	Registrant			Covered Entities(1)
Audit Fees		$75,810		N/A

Non-Audit Fees
Audit-Related Fees			$(2)		$(2)
Tax Fees		$7,734	(3)	$9,202,231	(4)
All Other Fees	$			$280,341	(5)
Total Non-Audit Fees		$7,734		$9,482,572

Total		$83,544		$9,482,572

N/A- Not applicable, as not required by Item 4.

(1)         Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2)         Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities’ and funds advised by the Adviser or its affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.

(3)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the preparation and review of the Registrant’s tax returns.

(4)         Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of Covered Entities’ tax returns.

(5)         All other fees represent project management for future business applications and improving business and operational processes.

(e)(1) The audit committee’s pre-approval policies and procedures are as follows:

APPENDIX A

AUDIT COMMITTEE

AUDIT AND NON-AUDIT SERVICES

PRE-APPROVAL POLICY AND PROCEDURES

OF THE

MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

AS ADOPTED AND AMENDED JULY 23, 2004,(1)

1.              Statement of Principles

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor’s independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor.  The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid.  Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee or its delegate (“specific pre-approval”).  The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors.  As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors.  Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee.  The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise.  The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee.  The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

(1)                                 This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the “Policy”), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities.  It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund’s Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors’ independence.

2.              Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members.  The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3.              Audit Services

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee.  Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund’s financial statements.  These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit.  The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide.  Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1.  All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4.              Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors.  Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services.  Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.  All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5.              Tax Services

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3.  All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

6.              All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted.  Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.  Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

7.              Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.  Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee.  The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

8.              Procedures

All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund’s Chief Financial Officer and must include a detailed description of the services to be rendered.  The Fund’s Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee.  The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors.  Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund’s Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Fund’s Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy.  The Fund’s Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring.  Both the Fund’s Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund’s Chief Financial Officer or any member of management.

9.              Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor’s independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10.       Covered Entities

Covered Entities include the Fund’s investment adviser(s) and any entity controlling, controlled by or under common control with the Fund’s investment adviser(s) that provides ongoing services to the Fund(s).  Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund’s audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund.  This list of Covered Entities would include:

Morgan Stanley Retail Funds

Morgan Stanley Investment Advisors Inc.

Morgan Stanley & Co. Incorporated

Morgan Stanley DW Inc.

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley Services Company, Inc.

Morgan Stanley Distributors Inc.

Morgan Stanley Trust FSB

Morgan Stanley Institutional Funds

Morgan Stanley Investment Management Inc.

Morgan Stanley Investment Advisors Inc.

Morgan Stanley Investment Management Limited

Morgan Stanley Investment Management Private Limited

Morgan Stanley Asset & Investment Trust Management Co., Limited

Morgan Stanley Investment Management Company

Morgan Stanley & Co. Incorporated

Morgan Stanley Distribution, Inc.

Morgan Stanley AIP GP LP

Morgan Stanley Alternative Investment Partners LP

(e)(2)  Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee’s pre-approval policies and procedures (attached hereto).

(f)     Not applicable.

(g)    See table above.

(h)    The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors’ independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:

Joseph J. Kearns, Jakki L. Haussler, Michael F. Klein and Allen W. Reed.

(b) Not applicable.

Item 6. Schedule of Investments

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a)  The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley AIP Series Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2016